UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

March 31, 2020

MFS® Blended Research® Core Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

UNE-SEM

MFS® Blended Research® Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, equity prices experienced their fastest 30% fall in history and market volatility reached levels not seen since the global financial crisis.

Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 187 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these were important steps to protect the public health, they came at a cost: greater market volatility and an abrupt downturn in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

May 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
Amazon.com, Inc.	3.7%
Johnson & Johnson	3.1%
Intel Corp.	2.7%
Alphabet, Inc., “A”	2.3%
Facebook, Inc., “A”	2.3%
Alphabet, Inc., “C”	2.2%
Eli Lilly & Co.	2.2%
Mastercard, Inc., “A”	2.2%

GICS equity sectors (g)
Information Technology	26.6%
Health Care	16.8%
Communication Services	11.7%
Consumer Discretionary	10.0%
Financials	9.3%
Consumer Staples	8.4%
Industrials	6.7%
Utilities	4.7%
Real Estate	2.3%
Energy	1.3%
Materials	0.9%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2020.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2019 through March 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2019 through March 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Expenses Paid During Period (p) 10/01/19-3/31/20
A	Actual	0.74%	$1,000.00	$875.63	$3.47
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$872.41	$6.97
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$872.39	$6.97
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$876.77	$2.30
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$870.79	$6.97
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$874.76	$4.64
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$875.73	$3.47
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$876.76	$2.30
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R6	Actual	0.38%	$1,000.00	$877.16	$1.78
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.7%
Aerospace - 3.8%
Honeywell International, Inc.	87,249	$11,673,044
Huntington Ingalls Industries, Inc.	17,032	3,103,401
L3Harris Technologies, Inc.	16,420	2,957,570
Leidos Holdings, Inc.	151,029	13,841,808
Lockheed Martin Corp.	2,561	868,051

		$32,443,874
Alcoholic Beverages - 0.9%
Molson Coors Beverage Co.	196,524	$7,666,401

Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	25,487	$2,108,794

Automotive - 1.6%
Copart, Inc. (a)	100,627	$6,894,962
Lear Corp.	80,845	6,568,656

		$13,463,618
Biotechnology - 1.8%
Biogen, Inc. (a)	43,767	$13,847,003
Incyte Corp. (a)	17,638	1,291,631

		$15,138,634
Business Services - 4.0%
Fidelity National Information Services, Inc.	108,301	$13,173,734
Fiserv, Inc. (a)	137,974	13,106,150
Global Payments, Inc.	50,668	7,307,846

		$33,587,730
Cable TV - 3.0%
Charter Communications, Inc., “A” (a)	30,842	$13,456,673
Comcast Corp., “A”	345,776	11,887,779

		$25,344,452
Chemicals - 0.7%
CF Industries Holdings, Inc.	21,296	$579,251
Eastman Chemical Co.	119,151	5,550,054

		$6,129,305

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 8.2%
Adobe Systems, Inc. (a)	20,748	$6,602,844
Microsoft Corp.	396,524	62,535,800

		$69,138,644
Computer Software - Systems - 6.3%
Apple, Inc.	210,496	$53,527,028

Construction - 1.0%
Eagle Materials, Inc.	22,158	$1,294,470
Mid-America Apartment Communities, Inc., REIT	44,619	4,597,096
Toll Brothers, Inc.	136,618	2,629,896

		$8,521,462
Consumer Products - 1.6%
Kimberly-Clark Corp.	82,466	$10,544,927
Procter & Gamble Co.	26,108	2,871,880

		$13,416,807
Electrical Equipment - 0.3%
AMETEK, Inc.	29,943	$2,156,495

Electronics - 4.2%
Applied Materials, Inc.	277,670	$12,722,839
Intel Corp.	414,823	22,450,221

		$35,173,060
Energy - Independent - 1.3%
Phillips 66	37,473	$2,010,426
Pioneer Natural Resources Co.	9,224	647,064
Valero Energy Corp.	171,578	7,782,778
WPX Energy, Inc. (a)	260,695	795,120

		$11,235,388
Food & Beverages - 2.3%
Ingredion, Inc.	52,787	$3,985,418
PepsiCo, Inc.	130,827	15,712,323

		$19,697,741
Food & Drug Stores - 0.2%
Wal-Mart Stores, Inc.	12,295	$1,396,958

General Merchandise - 1.5%
Dollar General Corp.	84,444	$12,751,888

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 1.2%
Cigna Corp.	21,727	$3,849,590
Humana, Inc.	18,406	5,779,852
UnitedHealth Group, Inc.	2,651	661,106

		$10,290,548
Insurance - 2.9%
Berkshire Hathaway, Inc., “B” (a)	30,951	$5,658,771
Hartford Financial Services Group, Inc.	69,404	2,445,797
MetLife, Inc.	317,810	9,715,452
Prudential Financial, Inc.	115,780	6,036,769
Reinsurance Group of America, Inc.	11,249	946,491

		$24,803,280
Internet - 6.9%
Alphabet, Inc., “A” (a)	17,086	$19,853,078
Alphabet, Inc., “C” (a)	16,360	19,023,572
Facebook, Inc., “A” (a)	115,902	19,332,453

		$58,209,103
Leisure & Toys - 1.2%
Electronic Arts, Inc. (a)	39,068	$3,913,442
Take-Two Interactive Software, Inc. (a)	53,435	6,337,925

		$10,251,367
Machinery & Tools - 2.5%
AGCO Corp.	148,818	$7,031,651
Dover Corp.	9,192	771,576
Eaton Corp. PLC	168,458	13,087,502
Ingersoll Rand, Inc. (a)	12,906	320,069

		$21,210,798
Major Banks - 4.1%
Bank of America Corp.	727,482	$15,444,443
Comerica, Inc.	43,095	1,264,407
Goldman Sachs Group, Inc.	11,403	1,762,790
JPMorgan Chase & Co.	34,941	3,145,738
Morgan Stanley	239,831	8,154,254
State Street Corp.	48,223	2,568,839
Wells Fargo & Co.	70,853	2,033,481

		$34,373,952
Medical & Health Technology & Services - 3.5%
CVS Health Corp.	87,189	$5,172,923
HCA Healthcare, Inc.	124,294	11,167,816

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
McKesson Corp.	98,566	$13,332,037

		$29,672,776
Medical Equipment - 3.2%
Boston Scientific Corp. (a)	313,338	$10,224,219
Medtronic PLC	184,549	16,642,629

		$26,866,848
Natural Gas - Distribution - 1.3%
Sempra Energy	95,787	$10,822,973

Other Banks & Diversified Financials - 4.6%
Citigroup, Inc.	279,324	$11,765,127
Discover Financial Services	76,836	2,740,740
Mastercard, Inc., “A”	77,103	18,625,001
Synchrony Financial	305,406	4,913,982
Visa, Inc., “A”	8,325	1,341,324

		$39,386,174
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	83,573	$4,658,359
Eli Lilly & Co.	134,648	18,678,371
Johnson & Johnson	200,459	26,286,189
Merck & Co., Inc.	142,092	10,932,558

		$60,555,477
Railroad & Shipping - 0.9%
Kansas City Southern Co.	61,836	$7,864,303

Real Estate - 1.4%
Brixmor Property Group, Inc., REIT	388,512	$3,690,864
Medical Properties Trust, Inc., REIT	101,173	1,749,281
STORE Capital Corp., REIT	349,935	6,340,822

		$11,780,967
Restaurants - 2.3%
Chipotle Mexican Grill, Inc., “A” (a)	8,302	$5,432,829
Starbucks Corp.	210,300	13,825,122

		$19,257,951
Specialty Stores - 6.5%
Amazon.com, Inc. (a)	15,955	$31,107,783
Best Buy Co., Inc.	46,062	2,625,534
Costco Wholesale Corp.	46,053	13,131,092

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Target Corp.	85,451	$7,944,379

		$54,808,788
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT	12,318	$2,682,245

Telephone Services - 0.6%
AT&T, Inc.	24,964	$727,701
Verizon Communications, Inc.	84,352	4,532,233

		$5,259,934
Tobacco - 1.9%
Philip Morris International, Inc.	221,580	$16,166,477

Utilities - Electric Power - 3.4%
AES Corp.	571,080	$7,766,688
Exelon Corp.	227,170	8,362,128
NRG Energy, Inc.	265,834	7,246,635
Vistra Energy Corp.	322,173	5,141,881

		$28,517,332
Total Common Stocks (Identified Cost, $749,350,079)		$835,679,572

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.28% (v) (Identified Cost, $10,771,091)	10,768,708	$10,770,861

Other Assets, Less Liabilities - 0.0%		191,067
Net Assets - 100.0%		$846,641,500

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $10,770,861 and $835,679,572, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $749,350,079)	$835,679,572
Investments in affiliated issuers, at value (identified cost, $10,771,091)	10,770,861
Cash	9,102
Receivables for
Fund shares sold	1,889,313
Interest and dividends	1,132,016
Receivable from investment adviser	38,613
Other assets	2,963
Total assets	$849,522,440

Liabilities
Payables for
Fund shares reacquired	$2,293,699
Payable to affiliates
Administrative services fee	679
Shareholder servicing costs	496,923
Distribution and service fees	7,121
Payable for independent Trustees’ compensation	5,432
Accrued expenses and other liabilities	77,086
Total liabilities	$2,880,940
Net assets	$846,641,500

Net assets consist of
Paid-in capital	$724,630,799
Total distributable earnings (loss)	122,010,701
Net assets	$846,641,500
Shares of beneficial interest outstanding	38,189,521

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$199,092,426	9,007,069	$22.10
Class B	14,099,248	663,274	21.26
Class C	40,915,495	1,956,347	20.91
Class I	341,089,313	15,197,829	22.44
Class R1	833,449	39,481	21.11
Class R2	40,721,035	1,930,315	21.10
Class R3	54,293,400	2,463,853	22.04
Class R4	13,784,825	620,815	22.20
Class R6	141,812,309	6,310,538	22.47

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.45 [100 / 94.25 x $22.10]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$10,023,421
Dividends from affiliated issuers	55,387
Other	23,844
Income on securities loaned	300
Total investment income	$10,102,952
Expenses
Management fee	$2,070,861
Distribution and service fees	910,391
Shareholder servicing costs	525,269
Administrative services fee	72,039
Independent Trustees’ compensation	12,387
Custodian fee	29,213
Shareholder communications	26,515
Audit and tax fees	28,290
Legal fees	4,776
Miscellaneous	102,557
Total expenses	$3,782,298
Reduction of expenses by investment adviser and distributor	(416,482)
Net expenses	$3,365,816
Net investment income (loss)	$6,737,136

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$40,387,123
Affiliated issuers	(1,145)
Net realized gain (loss)	$40,385,978
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(160,625,633)
Affiliated issuers	(230)
Net unrealized gain (loss)	$(160,625,863)
Net realized and unrealized gain (loss)	$(120,239,885)
Change in net assets from operations	$(113,502,749)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/20 (unaudited)	Year ended 9/30/19

From operations
Net investment income (loss)	$6,737,136	$15,400,947
Net realized gain (loss)	40,385,978	47,448,078
Net unrealized gain (loss)	(160,625,863)	(84,884,838)
Change in net assets from operations	$(113,502,749)	$(22,035,813)
Total distributions to shareholders	$(52,985,275)	$(119,118,435)
Change in net assets from fund share transactions	$(38,677,252)	$(166,753,779)
Total change in net assets	$(205,165,276)	$(307,908,027)

Net assets
At beginning of period	1,051,806,776	1,359,714,803
At end of period	$846,641,500	$1,051,806,776

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/20		Year ended
Class A			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$26.52		$29.79	$26.59	$23.16	$21.36	$22.59

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	$0.31	$0.27	$0.27	$0.27
Net realized and unrealized gain (loss)	(3.19)		(0.93)	3.79	3.39	2.24	(0.52)
Total from investment operations	$(3.03)		$(0.60)	$4.10	$3.66	$2.51	$(0.25)

Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.39)	$(0.33)	$(0.23)	$(0.16)	$(0.20)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.39)		$(2.67)	$(0.90)	$(0.23)	$(0.71)	$(0.98)
Net asset value, end of period (x)	$22.10		$26.52	$29.79	$26.59	$23.16	$21.36
Total return (%) (r)(s)(t)(x)	(12.44	)(n)	(0.62)	15.72	15.92	11.92	(1.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.81	0.84	0.91	1.09
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.74	0.75
Net investment income (loss)	1.20	(a)	1.29	1.10	1.11	1.23	1.20
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$199,092		$251,505	$303,929	$271,188	$288,782	$206,403

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class B			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$25.47		$28.68	$25.62	$22.34	$20.70	$21.97

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.09	$0.09	$0.10	$0.10
Net realized and unrealized gain (loss)	(3.08)		(0.87)	3.66	3.26	2.17	(0.51)
Total from investment operations	$(3.02)		$(0.74)	$3.75	$3.35	$2.27	$(0.41)

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.19)	$(0.12)	$(0.07)	$(0.08)	$(0.08)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.19)		$(2.47)	$(0.69)	$(0.07)	$(0.63)	$(0.86)
Net asset value, end of period (x)	$21.26		$25.47	$28.68	$25.62	$22.34	$20.70
Total return (%) (r)(s)(t)(x)	(12.76	)(n)	(1.33)	14.84	15.05	11.09	(2.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.56	1.59	1.66	1.84
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.49	1.51
Net investment income (loss)	0.45	(a)	0.54	0.33	0.36	0.48	0.45
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$14,099		$18,064	$21,577	$21,193	$20,585	$15,004

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class C			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$25.06		$28.27	$25.26	$22.03	$20.43	$21.72

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.13	$0.09	$0.09	$0.10	$0.10
Net realized and unrealized gain (loss)	(3.03)		(0.88)	3.61	3.21	2.14	(0.50)
Total from investment operations	$(2.97)		$(0.75)	$3.70	$3.30	$2.24	$(0.40)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.18)	$(0.12)	$(0.07)	$(0.09)	$(0.11)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.18)		$(2.46)	$(0.69)	$(0.07)	$(0.64)	$(0.89)
Net asset value, end of period (x)	$20.91		$25.06	$28.27	$25.26	$22.03	$20.43
Total return (%) (r)(s)(t)(x)	(12.76	)(n)	(1.37)	14.86	15.03	11.10	(2.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.57	1.56	1.59	1.66	1.85
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.49	1.50
Net investment income (loss)	0.45	(a)	0.54	0.33	0.36	0.48	0.45
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$40,915		$53,788	$70,299	$74,489	$79,309	$58,221

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class I			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$26.94		$30.23	$26.96	$23.48	$21.61	$22.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.40	$0.38	$0.34	$0.33	$0.33
Net realized and unrealized gain (loss)	(3.24)		(0.94)	3.85	3.43	2.28	(0.53)
Total from investment operations	$(3.04)		$(0.54)	$4.23	$3.77	$2.61	$(0.20)

Less distributions declared to shareholders
From net investment income	$(0.45)		$(0.47)	$(0.39)	$(0.29)	$(0.19)	$(0.25)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.46)		$(2.75)	$(0.96)	$(0.29)	$(0.74)	$(1.03)
Net asset value, end of period (x)	$22.44		$26.94	$30.23	$26.96	$23.48	$21.61
Total return (%) (r)(s)(t)(x)	(12.32	)(n)	(0.39)	16.00	16.17	12.26	(1.06)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.56	0.59	0.66	0.84
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.49	0.51
Net investment income (loss)	1.46	(a)	1.52	1.34	1.34	1.48	1.44
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$341,089		$392,729	$498,169	$640,745	$366,304	$248,445

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R1			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$25.18		$28.39	$25.38	$22.13	$20.62	$21.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.13	$0.09	$0.09	$0.10	$0.10
Net realized and unrealized gain (loss)	(3.14)		(0.87)	3.62	3.23	2.16	(0.50)
Total from investment operations	$(3.06)		$(0.74)	$3.71	$3.32	$2.26	$(0.40)

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.13)	$(0.07)	$(0.20)	$(0.03)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.01)		$(2.47)	$(0.70)	$(0.07)	$(0.75)	$(0.81)
Net asset value, end of period (x)	$21.11		$25.18	$28.39	$25.38	$22.13	$20.62
Total return (%) (r)(s)(t)(x)	(12.92	)(n)	(1.33)	14.84	15.04	11.12	(2.02)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.57	1.56	1.59	1.66	1.83
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.49	1.49	1.51
Net investment income (loss)	0.65	(a)	0.54	0.33	0.36	0.45	0.46
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$833		$10,895	$13,185	$14,665	$13,775	$479

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R2			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$25.32		$28.58	$25.58	$22.31	$20.63	$21.87

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	$0.23	$0.20	$0.21	$0.21
Net realized and unrealized gain (loss)	(3.04)		(0.90)	3.65	3.25	2.16	(0.50)
Total from investment operations	$(2.92)		$(0.64)	$3.88	$3.45	$2.37	$(0.29)

Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.34)	$(0.31)	$(0.18)	$(0.14)	$(0.17)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.30)		$(2.62)	$(0.88)	$(0.18)	$(0.69)	$(0.95)
Net asset value, end of period (x)	$21.10		$25.32	$28.58	$25.58	$22.31	$20.63
Total return (%) (r)(s)(t)(x)	(12.52	)(n)	(0.87)	15.47	15.56	11.66	(1.53)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.06	1.09	1.16	1.34
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.99	0.99	1.01
Net investment income (loss)	0.95	(a)	1.04	0.85	0.86	0.98	0.95
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$40,721		$52,605	$73,655	$41,539	$37,580	$23,372

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R3			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$26.44		$29.69	$26.49	$23.08	$21.27	$22.51

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	$0.31	$0.27	$0.27	$0.28
Net realized and unrealized gain (loss)	(3.18)		(0.92)	3.78	3.37	2.24	(0.54)
Total from investment operations	$(3.02)		$(0.59)	$4.09	$3.64	$2.51	$(0.26)

Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.38)	$(0.32)	$(0.23)	$(0.15)	$(0.20)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.38)		$(2.66)	$(0.89)	$(0.23)	$(0.70)	$(0.98)
Net asset value, end of period (x)	$22.04		$26.44	$29.69	$26.49	$23.08	$21.27
Total return (%) (r)(s)(t)(x)	(12.43	)(n)	(0.60)	15.73	15.89	11.96	(1.33)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.82	0.81	0.84	0.91	1.08
Expenses after expense reductions (f)	0.74	(a)	0.74	0.74	0.74	0.74	0.76
Net investment income (loss)	1.20	(a)	1.28	1.11	1.11	1.24	1.21
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$54,293		$77,311	$113,415	$110,105	$99,753	$85,800

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R4			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$26.66		$29.96	$26.72	$23.27	$21.43	$22.65

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.40	$0.38	$0.34	$0.33	$0.33
Net realized and unrealized gain (loss)	(3.20)		(0.95)	3.82	3.40	2.24	(0.52)
Total from investment operations	$(3.01)		$(0.55)	$4.20	$3.74	$2.57	$(0.19)

Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.47)	$(0.39)	$(0.29)	$(0.18)	$(0.25)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.45)		$(2.75)	$(0.96)	$(0.29)	$(0.73)	$(1.03)
Net asset value, end of period (x)	$22.20		$26.66	$29.96	$26.72	$23.27	$21.43
Total return (%) (r)(s)(t)(x)	(12.32	)(n)	(0.39)	16.02	16.20	12.20	(1.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.57	0.56	0.59	0.67	0.83
Expenses after expense reductions (f)	0.49	(a)	0.49	0.49	0.49	0.49	0.51
Net investment income (loss)	1.43	(a)	1.54	1.34	1.36	1.48	1.45
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$13,785		$23,253	$44,630	$43,741	$43,757	$36,774

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R6			9/30/19	9/30/18	9/30/17	9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$26.99		$30.29	$27.01	$23.52	$21.64	$22.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.43	$0.41	$0.37	$0.34	$0.36
Net realized and unrealized gain (loss)	(3.24)		(0.94)	3.86	3.43	2.30	(0.53)
Total from investment operations	$(3.03)		$(0.51)	$4.27	$3.80	$2.64	$(0.17)

Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.51)	$(0.42)	$(0.31)	$(0.21)	$(0.27)
From net realized gain	(1.01)		(2.28)	(0.57)	—	(0.55)	(0.78)
Total distributions declared to shareholders	$(1.49)		$(2.79)	$(0.99)	$(0.31)	$(0.76)	$(1.05)
Net asset value, end of period (x)	$22.47		$26.99	$30.29	$27.01	$23.52	$21.64
Total return (%) (r)(s)(t)(x)	(12.28	)(n)	(0.25)	16.13	16.31	12.38	(0.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46	(a)	0.46	0.45	0.47	0.53	0.72
Expenses after expense reductions (f)	0.38	(a)	0.38	0.38	0.37	0.37	0.39
Net investment income (loss)	1.56	(a)	1.64	1.45	1.48	1.52	1.56
Portfolio turnover	28	(n)	53	64	62	43	49
Net assets at end of period (000 omitted)	$141,812		$171,658	$220,856	$217,799	$193,437	$70,389

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there

23

Notes to Financial Statements (unaudited) – continued

were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

24

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$835,679,572	$—	$—	$835,679,572
Mutual Funds	10,770,861	—	—	10,770,861
Total	$846,450,433	$—	$—	$846,450,433

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

25

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

26

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/19
Ordinary income (including any short-term capital gains)	$36,450,361
Long-term capital gains	82,668,074

Total distributions	$119,118,435

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/20

Cost of investments	$767,127,520
Gross appreciation	163,819,939

Gross depreciation	(84,497,026)
Net unrealized appreciation (depreciation)	$79,322,913

As of 9/30/19

Undistributed ordinary income	10,289,224
Undistributed long-term capital gain	37,799,897
Net unrealized appreciation (depreciation)	240,409,604

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 3/31/20	Year ended 9/30/19
Class A	$12,817,477	$26,099,964
Class B	814,307	1,798,021
Class C	2,398,722	5,884,549
Class I	20,386,319	43,854,394
Class R1	38,592	1,116,087
Class R2	2,543,907	6,688,994
Class R3	3,586,175	9,376,930
Class R4	1,220,643	3,864,052
Class R6	9,179,133	20,435,444
Total	$52,985,275	$119,118,435

27

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2020, this management fee reduction amounted to $53,444, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2021. For the six months ended March 31, 2020, this reduction amounted to $361,440, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $30,463 for the six months ended March 31, 2020, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

28

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$312,937
Class B	0.75%	0.25%	1.00%	1.00%	90,003
Class C	0.75%	0.25%	1.00%	1.00%	262,797
Class R1	0.75%	0.25%	1.00%	1.00%	25,095
Class R2	0.25%	0.25%	0.50%	0.50%	128,719
Class R3	—	0.25%	0.25%	0.25%	90,840
Total Distribution and Service Fees					$910,391

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2020, this rebate amounted to $1,406, $28, $50, $2, and $112 for Class A, Class B, Class C, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2020, were as follows:

Amount
Class A	$394
Class B	8,077
Class C	1,111

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2020, the fee was $20,568, which equated to 0.0040% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $504,701.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

29

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.0139% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2020, the fund engaged in purchase transactions pursuant to this policy, which amounted to $5,282,937.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2020, this reimbursement amounted to $23,844, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $283,224,154 and $375,936,084, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,364,086	$36,750,143	1,597,085	$39,587,740
Class B	3,226	82,674	25,289	616,352
Class C	59,087	1,499,223	189,706	4,495,201
Class I	2,906,192	77,500,332	8,466,495	224,264,776
Class R1	18,216	473,659	85,980	2,123,304
Class R2	136,307	3,296,818	353,295	8,710,077
Class R3	179,048	4,599,164	387,073	9,943,266
Class R4	103,538	2,892,837	152,438	3,788,866
Class R6	843,085	21,804,810	1,400,440	36,059,048
	5,612,785	$148,899,660	12,657,801	$329,588,630

Shares issued to shareholders in reinvestment of distributions
Class A	309,961	$8,458,828	780,143	$17,943,298
Class B	30,185	793,866	78,772	1,749,528
Class C	85,875	2,221,596	234,483	5,125,794
Class I	711,073	19,682,501	1,735,484	40,471,481
Class R1	1,478	38,592	50,824	1,116,087
Class R2	95,273	2,482,807	295,905	6,509,912
Class R3	131,845	3,586,175	409,116	9,376,930
Class R4	44,565	1,220,643	167,493	3,864,052
Class R6	318,821	8,834,521	848,357	19,800,653
	1,729,076	$47,319,529	4,600,577	$105,957,735

Shares reacquired
Class A	(2,149,702)	$(57,513,860)	(3,097,677)	$(79,778,157)
Class B	(79,471)	(1,997,704)	(146,991)	(3,625,536)
Class C	(334,636)	(8,283,879)	(765,028)	(18,593,252)
Class I	(2,995,749)	(80,838,246)	(12,105,873)	(316,923,445)
Class R1	(412,938)	(11,088,001)	(168,477)	(4,126,509)
Class R2	(378,957)	(9,602,424)	(1,148,948)	(28,682,862)
Class R3	(771,469)	(20,854,947)	(1,692,068)	(42,910,105)
Class R4	(399,332)	(10,902,502)	(937,734)	(24,191,779)
Class R6	(1,211,623)	(33,814,878)	(3,179,677)	(83,468,499)
	(8,733,877)	$(234,896,441)	(23,242,473)	$(602,300,144)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount

Net change
Class A	(475,655)	$(12,304,889)	(720,449)	$(22,247,119)
Class B	(46,060)	(1,121,164)	(42,930)	(1,259,656)
Class C	(189,674)	(4,563,060)	(340,839)	(8,972,257)
Class I	621,516	16,344,587	(1,903,894)	(52,187,188)
Class R1	(393,244)	(10,575,750)	(31,673)	(887,118)
Class R2	(147,377)	(3,822,799)	(499,748)	(13,462,873)
Class R3	(460,576)	(12,669,608)	(895,879)	(23,589,909)
Class R4	(251,229)	(6,789,022)	(617,803)	(16,538,861)
Class R6	(49,717)	(3,175,547)	(930,880)	(27,608,798)
	(1,392,016)	$(38,677,252)	(5,984,095)	$(166,753,779)

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were each the owners of record of approximately 3%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2020, the fund’s commitment fee and interest expense were $2,660 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,523,412	$111,028,779	$105,779,955	$(1,145)	$(230)	$10,770,861

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$55,387	$—

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

March 31, 2020

     MFS® Mid Cap Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MDV-SEM

MFS® Mid Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIR

Dear Shareholders:

During the first quarter of 2020, equity prices experienced their fastest 30% fall in history and market volatility reached levels not seen since the global financial crisis.

Optimism heading into the year — on receding trade and geopolitical risk along with easier central bank policies — was overwhelmed in February as the health effects of a novel coronavirus, COVID-19, spread beyond China’s borders, ultimately impacting more than 187 countries. The global pandemic prompted many governments to take drastic action to slow the spread of the virus, such as quarantines, school and business closures, and prohibitions on public gatherings. While these were important steps to protect the public health, they came at a cost: greater market volatility and an abrupt downturn in economic growth.

Global central banks have taken aggressive, coordinated steps to cushion the economic and market fallout related to the virus, and governments are undertaking unprecedented levels of fiscal stimulus. As uncertainty recedes, these measures can help build a supportive environment and encourage economic recovery. In the aftermath of the crisis, there are likely to be societal changes as households, businesses, and governments adjust to a new reality, and these alterations could change the investment landscape. Occurrences such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and our global research platform has been built to do just that.

Here at MFS®, we aim to help our clients navigate the growing complexity of the markets and world economies. Our long-term investment philosophy and commitment to the responsible allocation of capital allow us to tune out the noise and uncover what we believe are the best, most durable investment opportunities in the market. Through our powerful global investment platform, we combine collective expertise, thoughtful risk management, and long-term discipline to create sustainable value for investors.

Respectfully,

Robert J. Manning

Executive Chair

MFS Investment Management

May 15, 2020

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
L3Harris Technologies, Inc.	1.5%
NASDAQ, Inc.	1.5%
CMS Energy Corp.	1.3%
PinnacleWest Capital Corp.	1.3%
Eversource Energy	1.3%
Life Storage, Inc., REIT	1.3%
Kansas City Southern Co.	1.2%
Leidos Holdings, Inc.	1.2%
Arthur J. Gallagher & Co.	1.1%
Eaton Corp. PLC	1.1%

GICS equity sectors (g)
Financials	19.0%
Industrials	14.3%
Information Technology	11.0%
Utilities	10.3%
Health Care	7.9%
Consumer Discretionary	7.6%
Consumer Staples	7.4%
Materials	7.1%
Real Estate	7.1%
Energy	3.5%
Communication Services	1.2%

(g)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of March 31, 2020.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2019 through March 31, 2020

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2019 through March 31, 2020.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Expenses Paid During Period (p) 10/01/19-3/31/20
A	Actual	1.03%	$1,000.00	$739.51	$4.48
	Hypothetical (h)	1.03%	$1,000.00	$1,019.85	$5.20
B	Actual	1.78%	$1,000.00	$736.58	$7.73
	Hypothetical (h)	1.78%	$1,000.00	$1,016.10	$8.97
C	Actual	1.78%	$1,000.00	$736.78	$7.73
	Hypothetical (h)	1.78%	$1,000.00	$1,016.10	$8.97
I	Actual	0.78%	$1,000.00	$740.20	$3.39
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
R1	Actual	1.78%	$1,000.00	$736.63	$7.73
	Hypothetical (h)	1.78%	$1,000.00	$1,016.10	$8.97
R2	Actual	1.28%	$1,000.00	$738.56	$5.56
	Hypothetical (h)	1.28%	$1,000.00	$1,018.60	$6.46
R3	Actual	1.03%	$1,000.00	$739.42	$4.48
	Hypothetical (h)	1.03%	$1,000.00	$1,019.85	$5.20
R4	Actual	0.78%	$1,000.00	$740.37	$3.39
	Hypothetical (h)	0.78%	$1,000.00	$1,021.10	$3.94
R6	Actual	0.66%	$1,000.00	$740.71	$2.87
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34
529A	Actual	1.07%	$1,000.00	$739.37	$4.65
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
529B	Actual	1.07%	$1,000.00	$739.24	$4.65
	Hypothetical (h)	1.07%	$1,000.00	$1,019.65	$5.40
529C	Actual	1.83%	$1,000.00	$736.49	$7.94
	Hypothetical (h)	1.83%	$1,000.00	$1,015.85	$9.22

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the period from October 1, 2019 through March 31, 2020, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period,

Expense Table – continued

and the hypothetical expenses paid during the period would have been approximately 1.83%, $7.96, and $9.22 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/20 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.4%
Aerospace - 3.3%
Huntington Ingalls Industries, Inc.	229,585	$41,832,683
L3Harris Technologies, Inc.	630,115	113,496,314
Leidos Holdings, Inc.	952,063	87,256,574

		$242,585,571
Airlines - 0.5%
Alaska Air Group, Inc.	559,870	$15,939,499
Delta Air Lines, Inc.	821,422	23,435,169

		$39,374,668
Alcoholic Beverages - 0.3%
Molson Coors Beverage Co.	622,623	$24,288,523

Apparel Manufacturers - 0.8%
PVH Corp.	597,234	$22,479,888
Skechers USA, Inc., “A” (a)	1,399,412	33,222,041

		$55,701,929
Automotive - 1.2%
Lear Corp.	498,009	$40,463,231
LKQ Corp. (a)	2,194,293	45,004,950

		$85,468,181
Brokerage & Asset Managers - 3.5%
Apollo Global Management, Inc.	1,885,519	$63,164,887
E*TRADE Financial Corp.	809,247	27,773,357
NASDAQ, Inc.	1,180,292	112,068,725
Raymond James Financial, Inc.	888,709	56,166,409

		$259,173,378
Business Services - 2.1%
Amdocs Ltd.	1,469,419	$80,773,963
Global Payments, Inc.	376,884	54,357,979
PPD, Inc. (a)	1,025,672	18,267,218

		$153,399,160
Chemicals - 2.7%
Celanese Corp.	571,443	$41,938,202
Eastman Chemical Co.	1,187,786	55,327,072
FMC Corp.	873,831	71,383,254

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - continued
PPG Industries, Inc.	394,565	$32,985,634

		$201,634,162
Computer Software - 0.4%
Change Healthcare, Inc. (a)	2,965,782	$29,628,162

Computer Software - Systems - 1.4%
Verint Systems, Inc. (a)	953,549	$41,002,607
Zebra Technologies Corp., “A” (a)	337,886	62,035,870

		$103,038,477
Construction - 5.7%
Fortune Brands Home & Security, Inc.	799,432	$34,575,434
Masco Corp.	1,742,528	60,239,193
Mid-America Apartment Communities, Inc., REIT	724,171	74,611,338
Owens Corning	1,237,613	48,031,760
Stanley Black & Decker, Inc.	746,133	74,613,300
Toll Brothers, Inc.	2,321,420	44,687,335
Vulcan Materials Co.	463,858	50,129,134
Whirlpool Corp.	406,976	34,918,541

		$421,806,035
Consumer Products - 1.5%
Energizer Holdings, Inc.	1,277,864	$38,655,386
International Flavors & Fragrances, Inc.	335,079	34,204,864
Newell Brands, Inc.	2,908,292	38,622,118

		$111,482,368
Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	500,670	$38,193,611

Containers - 1.9%
Berry Global Group, Inc. (a)	1,176,054	$39,644,780
Graphic Packaging Holding Co.	4,997,402	60,968,304
WestRock Co.	1,372,153	38,777,044

		$139,390,128
Electrical Equipment - 2.6%
HD Supply Holdings, Inc. (a)	2,493,784	$70,898,279
Reynolds Consumer Products, Inc.	1,666,270	48,605,096
Sensata Technologies Holding PLC (a)	1,232,941	35,668,983
TE Connectivity Ltd.	614,996	38,732,448

		$193,904,806

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 4.0%
Analog Devices, Inc.	897,861	$80,493,239
Corning, Inc.	1,789,830	36,763,108
Marvell Technology Group Ltd.	3,043,866	68,882,688
Maxim Integrated Products, Inc.	1,283,750	62,403,087
NXP Semiconductors N.V.	607,747	50,400,459

		$298,942,581
Energy - Independent - 2.6%
Cabot Oil & Gas Corp.	2,719,797	$46,753,310
Diamondback Energy, Inc.	319,287	8,365,319
Hess Corp.	1,117,039	37,197,399
Pioneer Natural Resources Co.	644,899	45,239,665
Valero Energy Corp.	844,746	38,317,679
WPX Energy, Inc. (a)	5,165,601	15,755,083

		$191,628,455
Engineering - Construction - 1.7%
KBR, Inc.	3,869,210	$80,015,263
Quanta Services, Inc.	1,571,485	49,863,219

		$129,878,482
Entertainment - 0.1%
Six Flags Entertainment Corp.	683,601	$8,572,356

Food & Beverages - 4.5%
Archer Daniels Midland Co.	1,963,183	$69,064,778
Coca-Cola European Partners PLC	1,473,137	55,286,832
Ingredion, Inc.	681,796	51,475,598
J.M. Smucker Co.	594,315	65,968,965
Kellogg Co.	838,758	50,317,092
Sanderson Farms, Inc.	338,631	41,759,975

		$333,873,240
Food & Drug Stores - 1.0%
Kroger Co.	2,421,855	$72,946,273

Gaming & Lodging - 0.6%
Royal Caribbean Cruises Ltd.	637,283	$20,501,394
Wyndham Hotels & Resorts, Inc.	880,797	27,753,913

		$48,255,307
General Merchandise - 0.7%
Dollar Tree, Inc. (a)	681,750	$50,088,172

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.7%
Arthur J. Gallagher & Co.	1,037,936	$84,602,163
Assurant, Inc.	728,150	75,793,134
Athene Holding Ltd. (a)	1,567,700	38,910,314
Equitable Holdings, Inc.	2,973,630	42,968,954
Everest Re Group Ltd.	361,039	69,471,124
Hanover Insurance Group, Inc.	342,661	31,038,233
Hartford Financial Services Group, Inc.	2,230,102	78,588,795
Lincoln National Corp.	1,345,087	35,402,690
Reinsurance Group of America, Inc.	413,142	34,761,768
Willis Towers Watson PLC	460,511	78,217,793

		$569,754,968
Leisure & Toys - 1.6%
Brunswick Corp.	1,138,461	$40,267,366
Electronic Arts, Inc. (a)	601,388	60,241,036
Harley-Davidson, Inc.	1,122,570	21,250,250

		$121,758,652
Machinery & Tools - 3.0%
AGCO Corp.	1,168,398	$55,206,805
Eaton Corp. PLC	1,062,486	82,544,537
ITT, Inc.	975,660	44,255,938
Regal Beloit Corp.	644,121	40,547,417

		$222,554,697
Major Banks - 1.8%
Comerica, Inc.	1,085,788	$31,857,020
KeyCorp	4,872,625	50,529,121
State Street Corp.	906,896	48,310,350

		$130,696,491
Medical & Health Technology & Services - 4.2%
AmerisourceBergen Corp.	581,201	$51,436,289
Laboratory Corp. of America Holdings (a)	249,078	31,480,968
PRA Health Sciences, Inc. (a)	679,380	56,415,715
Premier, Inc., “A” (a)	1,728,107	56,543,661
Quest Diagnostics, Inc.	649,369	52,144,331
Universal Health Services, Inc.	652,429	64,642,665

		$312,663,629
Medical Equipment - 2.3%
Boston Scientific Corp. (a)	1,239,933	$40,459,014
PerkinElmer, Inc.	646,709	48,684,254
Zimmer Biomet Holdings, Inc.	792,443	80,100,138

		$169,243,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 1.7%
Atmos Energy Corp.	65,334	$6,483,093
NiSource, Inc.	2,004,380	50,049,369
Sempra Energy	583,569	65,937,461

		$122,469,923
Natural Gas - Pipeline - 0.6%
Equitrans Midstream Corp.	1,830,618	$9,208,009
Plains GP Holdings LP	4,627,738	25,961,610
Targa Resources Corp.	1,331,206	9,198,633

		$44,368,252
Network & Telecom - 0.9%
Motorola Solutions, Inc.	523,804	$69,624,028

Oil Services - 0.4%
Halliburton Co.	2,075,157	$14,214,826
NOW, Inc. (a)	2,183,926	11,269,058
Patterson-UTI Energy, Inc.	3,373,589	7,927,934

		$33,411,818
Other Banks & Diversified Financials - 5.8%
Discover Financial Services	1,051,860	$37,519,846
Element Fleet Management Corp.	5,385,524	34,288,563
M&T Bank Corp.	448,998	46,439,863
Northern Trust Corp.	898,747	67,819,449
Prosperity Bancshares, Inc.	730,022	35,223,562
Signature Bank	677,501	54,464,305
SLM Corp.	3,245,557	23,335,555
SVB Financial Group (a)	262,737	39,694,306
Truist Financial Corp.	2,066,111	63,718,863
Wintrust Financial Corp.	904,637	29,726,372

		$432,230,684
Pharmaceuticals - 0.8%
Elanco Animal Health, Inc. (a)	1,536,231	$34,396,212
Mylan N.V. (a)	1,548,426	23,087,032

		$57,483,244
Pollution Control - 1.0%
Republic Services, Inc.	587,645	$44,108,634
Stericycle, Inc. (a)	680,949	33,080,502

		$77,189,136
Railroad & Shipping - 1.2%
Kansas City Southern Co.	696,748	$88,612,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 6.3%
Annaly Mortgage Management, Inc., REIT	3,292,243	$16,691,672
Brixmor Property Group, Inc., REIT	3,601,133	34,210,764
EPR Properties, REIT	825,851	20,002,111
Life Storage, Inc., REIT	990,209	93,624,261
Medical Properties Trust, Inc., REIT	3,787,411	65,484,336
Spirit Realty Capital, Inc., REIT	1,113,498	29,117,973
Sun Communities, Inc., REIT	658,604	82,226,709
VICI Properties, Inc., REIT	3,683,522	61,293,806
W.P. Carey, Inc., REIT	1,099,316	63,848,273

		$466,499,905
Restaurants - 0.6%
Wendy’s Co.	2,972,703	$44,233,821

Specialty Chemicals - 1.9%
Axalta Coating Systems Ltd. (a)	2,871,060	$49,583,206
Corteva, Inc.	2,371,016	55,718,876
Univar Solutions, Inc. (a)	3,023,753	32,414,632

		$137,716,714
Specialty Stores - 1.1%
BJ’s Wholesale Club Holdings, Inc. (a)	1,304,707	$33,230,887
Tractor Supply Co.	410,606	34,716,737
Urban Outfitters, Inc. (a)	1,167,711	16,628,205

		$84,575,829
Telephone Services - 0.4%
Liberty Broadband Corp. (a)	253,750	$28,095,200

Trucking - 0.8%
Knight-Swift Transportation Holdings, Inc.	1,863,007	$61,106,630

Utilities - Electric Power - 8.7%
AES Corp.	4,550,405	$61,885,508
CenterPoint Energy, Inc.	2,590,524	40,023,596
CMS Energy Corp.	1,692,076	99,409,465
Edison International	652,469	35,748,776
Eversource Energy	1,245,896	97,441,526
FirstEnergy Corp.	1,525,630	61,131,994
Pinnacle West Capital Corp.	1,291,433	97,877,707
Public Service Enterprise Group, Inc.	1,818,172	81,654,105
Southern Co.	1,266,906	68,590,291

		$643,762,968
Total Common Stocks (Identified Cost, $8,152,679,443)		$7,151,306,431

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 2.8%
Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 1.28% (v) (Identified Cost, $205,702,437)	205,704,134	$205,745,274

Other Assets, Less Liabilities - 0.8%		61,103,758
Net Assets - 100.0%		$7,418,155,463

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $205,745,274 and $7,151,306,431, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/20 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $8,152,679,443)	$7,151,306,431
Investments in affiliated issuers, at value (identified cost, $205,702,437)	205,745,274
Receivables for
Fund shares sold	55,763,356
Interest and dividends	17,732,701
Other assets	22,627
Total assets	$7,430,570,389

Liabilities
Payables for
Fund shares reacquired	$9,412,366
Payable to affiliates
Investment adviser	262,442
Administrative services fee	3,171
Shareholder servicing costs	2,556,410
Distribution and service fees	22,298
Program manager fees	18
Payable for independent Trustees’ compensation	20,735
Accrued expenses and other liabilities	137,486
Total liabilities	$12,414,926
Net assets	$7,418,155,463

Net assets consist of
Paid-in capital	$8,436,570,179
Total distributable earnings (loss)	(1,018,414,716)
Net assets	$7,418,155,463
Shares of beneficial interest outstanding	425,074,361

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$912,330,515	53,302,478	$17.12
Class B	10,468,511	649,681	16.11
Class C	82,265,889	5,129,955	16.04
Class I	1,385,449,684	78,853,071	17.57
Class R1	8,963,666	569,951	15.73
Class R2	59,559,169	3,566,024	16.70
Class R3	315,643,669	18,508,986	17.05
Class R4	381,344,553	22,175,122	17.20
Class R6	4,255,363,442	241,910,555	17.59
Class 529A	5,386,422	320,192	16.82
Class 529B	103,288	6,623	15.59
Class 529C	1,276,655	81,723	15.62

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.16 [100 / 94.25 x $17.12] and $17.85 [100 / 94.25 x $16.82], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/20 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$106,892,483
Dividends from affiliated issuers	1,632,405
Income on securities loaned	508,613
Other	185,415
Foreign taxes withheld	(103,279)
Total investment income	$109,115,637
Expenses
Management fee	$30,525,368
Distribution and service fees	2,996,253
Shareholder servicing costs	2,810,758
Program manager fees	2,283
Administrative services fee	277,580
Independent Trustees’ compensation	49,909
Custodian fee	85,547
Shareholder communications	230,862
Audit and tax fees	19,708
Legal fees	37,706
Miscellaneous	248,884
Total expenses	$37,284,858
Reduction of expenses by investment adviser and distributor	(492,963)
Net expenses	$36,791,895
Net investment income (loss)	$72,323,742

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(55,284,715)
Affiliated issuers	37,459
Foreign currency	1,133
Net realized gain (loss)	$(55,246,123)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,526,036,407)
Affiliated issuers	24,889
Translation of assets and liabilities in foreign currencies	1,861
Net unrealized gain (loss)	$(2,526,009,657)
Net realized and unrealized gain (loss)	$(2,581,255,780)
Change in net assets from operations	$(2,508,932,038)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/20 (unaudited)	Year ended 9/30/19

From operations
Net investment income (loss)	$72,323,742	$104,539,310
Net realized gain (loss)	(55,246,123)	167,865,898
Net unrealized gain (loss)	(2,526,009,657)	114,774,507
Change in net assets from operations	$(2,508,932,038)	$387,179,715
Total distributions to shareholders	$(221,128,275)	$(411,675,128)
Change in net assets from fund share transactions	$1,071,427,375	$1,349,405,220
Total change in net assets	$(1,658,632,938)	$1,324,909,807

Net assets
At beginning of period	9,076,788,401	7,751,878,594
At end of period	$7,418,155,463	$9,076,788,401

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/20		Year ended
Class A			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$23.63		$24.10	$22.99	$20.49		$18.91	$20.14

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.24	$0.18	$0.13	(c)	$0.18	$0.11
Net realized and unrealized gain (loss)	(6.15)		0.53	1.71	2.62		2.25	(0.03)
Total from investment operations	$(6.00)		$0.77	$1.89	$2.75		$2.43	$0.08

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.19)	$(0.10)	$(0.24)		$(0.06)	$(0.09)
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.51)		$(1.24)	$(0.78)	$(0.25)		$(0.85)	$(1.31)
Net asset value, end of period (x)	$17.12		$23.63	$24.10	$22.99		$20.49	$18.91
Total return (%) (r)(s)(t)(x)	(26.05	)(n)	3.98	8.37	13.51	(c)	13.36	0.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.08	1.08	1.12	(c)	1.18	1.24
Expenses after expense reductions (f)	1.03	(a)	1.06	1.07	1.10	(c)	1.15	1.22
Net investment income (loss)	1.27	(a)	1.05	0.78	0.60	(c)	0.93	0.52
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$912,331		$1,199,095	$1,131,758	$1,103,067		$1,038,447	$749,577

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class B			9/30/19		9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$22.18		$22.67		$21.73	$19.38		$18.01	$19.29

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06		$0.00 (w)	$(0.03	)(c)	$0.03	$(0.05)
Net realized and unrealized gain (loss)	(5.79)		0.50		1.62	2.48		2.13	(0.01)
Total from investment operations	$(5.74)		$0.56		$1.62	$2.45		$2.16	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.00	)(w)	$—	$(0.09)		$—	$—
From net realized gain	(0.28)		(1.05)		(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.33)		$(1.05)		$(0.68)	$(0.10)		$(0.79)	$(1.22)
Net asset value, end of period (x)	$16.11		$22.18		$22.67	$21.73		$19.38	$18.01
Total return (%) (r)(s)(t)(x)	(26.34	)(n)	3.17		7.59	12.69	(c)	12.48	(0.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.83		1.83	1.87	(c)	1.93	1.98
Expenses after expense reductions (f)	1.78	(a)	1.81		1.82	1.85	(c)	1.90	1.96
Net investment income (loss)	0.49	(a)	0.30		0.02	(0.15	)(c)	0.16	(0.23)
Portfolio turnover	11	(n)	27		26	29		27	36
Net assets at end of period (000 omitted)	$10,469		$16,670		$19,816	$22,267		$20,593	$18,983

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class C			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$22.09		$22.57	$21.65	$19.33		$17.97	$19.25

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06	$0.00 (w)	$(0.03	)(c)	$0.03	$(0.04)
Net realized and unrealized gain (loss)	(5.76)		0.51	1.60	2.48		2.12	(0.02)
Total from investment operations	$(5.71)		$0.57	$1.60	$2.45		$2.15	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$—	$(0.12)		$—	$—
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.34)		$(1.05)	$(0.68)	$(0.13)		$(0.79)	$(1.22)
Net asset value, end of period (x)	$16.04		$22.09	$22.57	$21.65		$19.33	$17.97
Total return (%) (r)(s)(t)(x)	(26.32	)(n)	3.22	7.53	12.72	(c)	12.45	(0.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80	(a)	1.83	1.83	1.87	(c)	1.93	1.99
Expenses after expense reductions (f)	1.78	(a)	1.82	1.82	1.85	(c)	1.90	1.97
Net investment income (loss)	0.50	(a)	0.30	0.01	(0.15	)(c)	0.18	(0.23)
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$82,266		$119,427	$133,345	$157,336		$148,518	$100,983

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class I			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$24.27		$24.72	$23.56	$20.99		$19.35	$20.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.30	$0.25	$0.19	(c)	$0.24	$0.16
Net realized and unrealized gain (loss)	(6.32)		0.54	1.75	2.68		2.30	(0.03)
Total from investment operations	$(6.14)		$0.84	$2.00	$2.87		$2.54	$0.13

Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.24)	$(0.16)	$(0.29)		$(0.11)	$(0.14)
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.56)		$(1.29)	$(0.84)	$(0.30)		$(0.90)	$(1.36)
Net asset value, end of period (x)	$17.57		$24.27	$24.72	$23.56		$20.99	$19.35
Total return (%) (r)(s)(t)(x)	(25.98	)(n)	4.24	8.66	13.79	(c)	13.66	0.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.83	0.83	0.87	(c)	0.93	0.99
Expenses after expense reductions (f)	0.78	(a)	0.82	0.82	0.85	(c)	0.90	0.97
Net investment income (loss)	1.51	(a)	1.31	1.04	0.85	(c)	1.20	0.77
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$1,385,450		$1,772,356	$1,389,171	$1,077,307		$771,101	$370,299

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R1			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$21.69		$22.22	$21.31	$19.04		$17.70	$18.98

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.06	$0.01	$(0.03	)(c)	$0.03	$(0.04)
Net realized and unrealized gain (loss)	(5.66)		0.49	1.58	2.42		2.10	(0.02)
Total from investment operations	$(5.61)		$0.55	$1.59	$2.39		$2.13	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.03)	$—	$(0.11)		$—	$—
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.35)		$(1.08)	$(0.68)	$(0.12)		$(0.79)	$(1.22)
Net asset value, end of period (x)	$15.73		$21.69	$22.22	$21.31		$19.04	$17.70
Total return (%) (r)(s)(t)(x)	(26.34	)(n)	3.20	7.60	12.64	(c)	12.53	(0.62)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.83	1.83	1.87	(c)	1.93	1.99
Expenses after expense reductions (f)	1.78	(a)	1.82	1.82	1.85	(c)	1.90	1.97
Net investment income (loss)	0.49	(a)	0.30	0.03	(0.14	)(c)	0.17	(0.23)
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$8,964		$13,348	$13,538	$13,470		$11,351	$8,492

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R2			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$23.04		$23.49	$22.42	$20.00		$18.49	$19.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.17	$0.11	$0.08	(c)	$0.13	$0.05
Net realized and unrealized gain (loss)	(6.00)		0.52	1.67	2.55		2.19	(0.02)
Total from investment operations	$(5.89)		$0.69	$1.78	$2.63		$2.32	$0.03

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.09)	$(0.03)	$(0.20)		$(0.02)	$(0.07)
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.45)		$(1.14)	$(0.71)	$(0.21)		$(0.81)	$(1.29)
Net asset value, end of period (x)	$16.70		$23.04	$23.49	$22.42		$20.00	$18.49
Total return (%) (r)(s)(t)(x)	(26.14	)(n)	3.70	8.11	13.23	(c)	13.07	(0.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.33	1.33	1.37	(c)	1.43	1.49
Expenses after expense reductions (f)	1.28	(a)	1.31	1.32	1.35	(c)	1.40	1.47
Net investment income (loss)	0.99	(a)	0.80	0.50	0.36	(c)	0.69	0.27
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$59,559		$82,671	$97,398	$138,364		$147,344	$59,947

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R3			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$23.54		$24.01	$22.91	$20.42		$18.85	$20.10

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.23	$0.18	$0.13	(c)	$0.18	$0.11
Net realized and unrealized gain (loss)	(6.13)		0.53	1.70	2.61		2.24	(0.03)
Total from investment operations	$(5.98)		$0.76	$1.88	$2.74		$2.42	$0.08

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.18)	$(0.10)	$(0.24)		$(0.06)	$(0.11)
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.51)		$(1.23)	$(0.78)	$(0.25)		$(0.85)	$(1.33)
Net asset value, end of period (x)	$17.05		$23.54	$24.01	$22.91		$20.42	$18.85
Total return (%) (r)(s)(t)(x)	(26.06	)(n)	3.95	8.37	13.52	(c)	13.38	0.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.08	1.08	1.12	(c)	1.18	1.24
Expenses after expense reductions (f)	1.03	(a)	1.07	1.07	1.10	(c)	1.15	1.22
Net investment income (loss)	1.26	(a)	1.05	0.77	0.61	(c)	0.94	0.52
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$315,644		$405,908	$401,520	$404,189		$384,495	$198,248

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R4			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$23.77		$24.24	$23.11	$20.59		$19.01	$20.23

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.29	$0.24	$0.19	(c)	$0.23	$0.16
Net realized and unrealized gain (loss)	(6.18)		0.53	1.72	2.63		2.25	(0.02)
Total from investment operations	$(6.00)		$0.82	$1.96	$2.82		$2.48	$0.14

Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.24)	$(0.15)	$(0.29)		$(0.11)	$(0.14)
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.57)		$(1.29)	$(0.83)	$(0.30)		$(0.90)	$(1.36)
Net asset value, end of period (x)	$17.20		$23.77	$24.24	$23.11		$20.59	$19.01
Total return (%) (r)(s)(t)(x)	(25.96	)(n)	4.23	8.69	13.80	(c)	13.59	0.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.83	0.83	0.87	(c)	0.93	1.00
Expenses after expense reductions (f)	0.78	(a)	0.82	0.82	0.85	(c)	0.90	0.98
Net investment income (loss)	1.52	(a)	1.29	1.02	0.85	(c)	1.19	0.78
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$381,345		$373,705	$428,566	$519,736		$528,263	$325,087

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class R6			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$24.31		$24.76	$23.60	$21.02		$19.38	$20.58

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.33	$0.28	$0.23	(c)	$0.26	$0.19
Net realized and unrealized gain (loss)	(6.33)		0.54	1.75	2.67		2.30	(0.01)
Total from investment operations	$(6.13)		$0.87	$2.03	$2.90		$2.56	$0.18

Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.27)	$(0.19)	$(0.31)		$(0.13)	$(0.16)
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.59)		$(1.32)	$(0.87)	$(0.32)		$(0.92)	$(1.38)
Net asset value, end of period (x)	$17.59		$24.31	$24.76	$23.60		$21.02	$19.38
Total return (%) (r)(s)(t)(x)	(25.93	)(n)	4.39	8.80	13.95	(c)	13.79	0.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.69	0.72	(c)	0.77	0.83
Expenses after expense reductions (f)	0.66	(a)	0.68	0.68	0.70	(c)	0.74	0.81
Net investment income (loss)	1.65	(a)	1.45	1.18	1.01	(c)	1.34	0.92
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$4,255,363		$5,084,448	$4,127,556	$3,354,746		$2,414,700	$1,684,183

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529A			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$23.22		$23.70	$22.63	$20.17		$18.63	$19.85

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.22	$0.17	$0.12	(c)	$0.17	$0.10
Net realized and unrealized gain (loss)	(6.04)		0.53	1.68	2.58		2.21	(0.02)
Total from investment operations	$(5.90)		$0.75	$1.85	$2.70		$2.38	$0.08

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.18)	$(0.10)	$(0.23)		$(0.05)	$(0.08)
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.50)		$(1.23)	$(0.78)	$(0.24)		$(0.84)	$(1.30)
Net asset value, end of period (x)	$16.82		$23.22	$23.70	$22.63		$20.17	$18.63
Total return (%) (r)(s)(t)(x)	(26.06	)(n)	3.95	8.33	13.50	(c)	13.27	0.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.13	1.14	1.22	(c)	1.28	1.33
Expenses after expense reductions (f)	1.07	(a)	1.10	1.11	1.14	(c)	1.18	1.25
Net investment income (loss)	1.22	(a)	1.01	0.74	0.57	(c)	0.88	0.48
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$5,386		$7,165	$6,899	$6,637		$5,317	$4,628

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529B			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$21.47		$21.96	$21.09	$18.79		$17.50	$18.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.10	$(0.01)	$(0.04	)(c)	$0.02	$(0.05)
Net realized and unrealized gain (loss)	(5.61)		0.48	1.56	2.41		2.06	(0.01)
Total from investment operations	$(5.48)		$0.58	$1.55	$2.37		$2.08	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.02)	$—	$(0.06)		$—	$—
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.40)		$(1.07)	$(0.68)	$(0.07)		$(0.79)	$(1.22)
Net asset value, end of period (x)	$15.59		$21.47	$21.96	$21.09		$18.79	$17.50
Total return (%) (r)(s)(t)(x)	(26.08	)(n)	3.40	7.49	12.67	(c)	12.38	(0.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.65	1.89	1.97	(c)	2.03	2.08
Expenses after expense reductions (f)	1.07	(a)	1.63	1.87	1.90	(c)	1.95	2.01
Net investment income (loss)	1.20	(a)	0.47	(0.03)	(0.20	)(c)	0.12	(0.28)
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$103		$165	$207	$251		$297	$266

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/20		Year ended
Class 529C			9/30/19	9/30/18	9/30/17		9/30/16	9/30/15
	(unaudited)
Net asset value, beginning of period	$21.52		$22.04	$21.16	$18.89		$17.57	$18.85

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.05	$(0.01)	$(0.04	)(c)	$0.02	$(0.05)
Net realized and unrealized gain (loss)	(5.62)		0.48	1.57	2.41		2.09	(0.01)
Total from investment operations	$(5.57)		$0.53	$1.56	$2.37		$2.11	$(0.06)

Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$—	$(0.09)		$—	$—
From net realized gain	(0.28)		(1.05)	(0.68)	(0.01)		(0.79)	(1.22)
Total distributions declared to shareholders	$(0.33)		$(1.05)	$(0.68)	$(0.10)		$(0.79)	$(1.22)
Net asset value, end of period (x)	$15.62		$21.52	$22.04	$21.16		$18.89	$17.57
Total return (%) (r)(s)(t)(x)	(26.35	)(n)	3.11	7.51	12.63	(c)	12.51	(0.63)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.85	(a)	1.88	1.89	1.97	(c)	2.03	2.08
Expenses after expense reductions (f)	1.83	(a)	1.86	1.87	1.90	(c)	1.94	2.01
Net investment income (loss)	0.45	(a)	0.25	(0.04)	(0.19	)(c)	0.11	(0.28)
Portfolio turnover	11	(n)	27	26	29		27	36
Net assets at end of period (000 omitted)	$1,277		$1,830	$2,105	$2,551		$1,761	$1,663

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$7,151,306,431	$—	$—	$7,151,306,431
Mutual Funds	205,745,274	—	—	205,745,274
Total	$7,357,051,705	$—	$—	$7,357,051,705

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only

Notes to Financial Statements (unaudited) – continued

to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2020, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts

Notes to Financial Statements (unaudited) – continued

in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 9/30/19
Ordinary income (including any short-term capital gains)	$165,426,348
Long-term capital gains	246,248,780

Total distributions	$411,675,128

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/20

Cost of investments	$8,360,070,101
Gross appreciation	698,351,701

Gross depreciation	(1,701,370,097)
Net unrealized appreciation (depreciation)	$(1,003,018,396)

As of 9/30/19

Undistributed ordinary income	105,937,728
Undistributed long-term capital gain	82,719,112
Other temporary differences	(4,365)
Net unrealized appreciation (depreciation)	1,522,993,122

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares,

Notes to Financial Statements (unaudited) – continued

respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	Six months ended 3/31/20	Year ended 9/30/19
Class A	$25,773,682	$58,153,419
Class B	233,655	887,435
Class C	1,773,835	5,974,899
Class I	41,667,284	72,882,534
Class R1	217,673	662,481
Class R2	1,689,324	4,266,089
Class R3	9,087,690	19,941,811
Class R4	11,888,558	21,577,157
Class R6	128,613,293	226,869,137
Class 529A	153,165	356,970
Class 529B	2,914	10,161
Class 529C	27,202	93,035
Total	$221,128,275	$411,675,128

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2020, this management fee reduction amounted to $487,202, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $273,511 and $2,157 for the six months ended March 31, 2020, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of

Notes to Financial Statements (unaudited) – continued

certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,514,494
Class B	0.75%	0.25%	1.00%	1.00%	77,967
Class C	0.75%	0.25%	1.00%	1.00%	580,525
Class R1	0.75%	0.25%	1.00%	1.00%	64,212
Class R2	0.25%	0.25%	0.50%	0.50%	214,382
Class R3	—	0.25%	0.25%	0.25%	526,606
Class 529A	—	0.25%	0.25%	0.24%	9,008
Class 529B	0.75%	0.25%	1.00%	0.24%	184
Class 529C	0.75%	0.25%	1.00%	1.00%	8,875
Total Distribution and Service Fees					$2,996,253

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2020 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2020, this rebate amounted to $4,817, $69, $80, $15, $218, $191, $363, $2, and $6 for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended March 31, 2020, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2020, were as follows:

Amount
Class A	$9,342
Class B	6,558
Class C	2,434
Class 529B	—
Class 529C	52

Notes to Financial Statements (unaudited) – continued

During the six months ended March 31, 2020, to meet the requirements of FINRA Rule 2341, MFD returned $5 of the CDSC collected in the prior fiscal year for Class 529B which had the effect of further reducing the annual effective distribution fee rate for this class by 0.01%.

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2020, were as follows:

Fee
Class 529A	$1,802
Class 529B	37
Class 529C	444
Total Program Manager Fees	$2,283

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2020, the fee was $110,377, which equated to 0.0023% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2020, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,700,381.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2020 was equivalent to an annual effective rate of 0.0059% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements (unaudited) – continued

Other – The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2020, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,169,211 and $830,624, respectively. The sales transactions resulted in net realized gains (losses) of $(223,367).

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2020, this reimbursement amounted to $185,415, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended March 31, 2020, purchases and sales of investments, other than short-term obligations, aggregated $1,815,505,612 and $962,779,978, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares sold
Class A	7,887,715	$176,744,956	10,813,151	$237,782,945
Class B	3,516	79,628	46,199	954,693
Class C	451,724	9,688,381	878,556	18,109,997
Class I	20,476,743	444,863,508	38,725,835	872,524,349
Class R1	91,375	1,928,978	179,165	3,691,617
Class R2	966,844	21,868,943	1,551,498	33,450,097
Class R3	4,183,626	94,420,574	5,299,833	116,950,887
Class R4	9,134,246	205,496,811	4,750,895	105,976,750
Class R6	49,708,061	1,112,956,461	61,456,867	1,414,050,599
Class 529A	26,207	586,898	44,122	963,103
Class 529B	—	—	1,444	29,781
Class 529C	5,040	110,187	9,996	204,985
	92,935,097	$2,068,745,325	123,757,561	$2,804,689,803

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/20		Year ended 9/30/19

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	937,005	$22,787,970	2,512,179	$51,122,834
Class B	9,995	229,277	45,283	870,345
Class C	70,224	1,603,219	284,523	5,445,779
Class I	1,406,792	35,085,393	3,024,653	63,094,271
Class R1	9,722	217,673	35,257	662,481
Class R2	61,729	1,466,065	179,569	3,571,627
Class R3	375,059	9,087,690	983,324	19,941,811
Class R4	454,407	11,092,085	903,270	18,453,799
Class R6	4,867,574	121,494,635	10,671,534	222,714,912
Class 529A	6,409	153,165	17,840	356,970
Class 529B	131	2,914	547	10,161
Class 529C	1,223	27,202	4,986	93,035
	8,200,270	$203,247,288	18,662,965	$386,338,025

Shares reacquired
Class A	(6,272,278)	$(138,782,221)	(9,537,179)	$(210,243,153)
Class B	(115,344)	(2,435,221)	(214,169)	(4,445,658)
Class C	(798,721)	(16,337,223)	(1,663,356)	(34,362,193)
Class I	(16,071,569)	(362,135,919)	(24,910,573)	(569,888,622)
Class R1	(146,686)	(3,146,984)	(208,210)	(4,252,765)
Class R2	(1,050,020)	(23,775,861)	(2,289,740)	(49,167,678)
Class R3	(3,289,423)	(74,323,469)	(5,766,118)	(127,883,004)
Class R4	(3,137,325)	(74,080,481)	(7,612,991)	(168,974,196)
Class R6	(21,836,649)	(504,838,529)	(29,650,833)	(670,823,468)
Class 529A	(20,981)	(481,469)	(44,470)	(981,463)
Class 529B	(1,207)	(25,697)	(3,723)	(76,083)
Class 529C	(9,568)	(202,164)	(25,439)	(524,325)
	(52,749,771)	$(1,200,565,238)	(81,926,801)	$(1,841,622,608)

Net change
Class A	2,552,442	$60,750,705	3,788,151	$78,662,626
Class B	(101,833)	(2,126,316)	(122,687)	(2,620,620)
Class C	(276,773)	(5,045,623)	(500,277)	(10,806,417)
Class I	5,811,966	117,812,982	16,839,915	365,729,998
Class R1	(45,589)	(1,000,333)	6,212	101,333
Class R2	(21,447)	(440,853)	(558,673)	(12,145,954)
Class R3	1,269,262	29,184,795	517,039	9,009,694
Class R4	6,451,328	142,508,415	(1,958,826)	(44,543,647)
Class R6	32,738,986	729,612,567	42,477,568	965,942,043
Class 529A	11,635	258,594	17,492	338,610
Class 529B	(1,076)	(22,783)	(1,732)	(36,141)
Class 529C	(3,305)	(64,775)	(10,457)	(226,305)
	48,385,596	$1,071,427,375	60,493,725	$1,349,405,220

Notes to Financial Statements (unaudited) – continued

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2020, the fund’s commitment fee and interest expense were $23,369 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$178,296,634	$1,016,816,569	$989,430,277	$37,459	$24,889	$205,745,274

Affiliated Issuers					Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio					$1,632,405	$—

Notes to Financial Statements (unaudited) – continued

(8) Impacts of COVID-19

The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund’s investments and the fund’s performance.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2020

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2020

*	Print name and title of each signing officer under his or her signature.